Earnings per Common Share - Calculation per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Numerator:
Net (loss)/ income	$ (64,417)	$ 12,184	$ (58,802)	$ 35,954
Less:
Dividend declared on restricted shares	0	(35)	0	(70)
Undistributed loss/ (income) attributable to Series C participating preferred shares	3,127	(591)	2,855	(1,752)
Net (loss)/ income attributable to common shareholders, basic	(61,290)	11,558	(55,947)	34,132
Plus:
Dividend declared on restricted shares	0	35	0	70
Net (loss)/ income attributable to common shareholders, diluted	$ (61,290)	$ 11,593	$ (55,947)	$ 34,202
Denominator:
Denominator for basic net (loss)/ income per share - weighted average shares	150,436,836	150,084,084	150,468,625	149,668,699
Series A preferred stock	0	0	0	468,132
Restricted shares	0	700,005	0	700,005
Denominator for diluted net (loss)/ income per share - adjusted weighted average shares	150,436,836	150,784,089	150,468,625	150,836,836
Net (loss)/ income per share, basic and diluted	$ (0.41)	$ 0.08	$ (0.37)	$ 0.23